SHARE-BASED COMPENSATION - Summary of Share-Based Compensation Expense by Award Type (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expense	$ 18,322	$ 15,065
Stock options
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expense	$ 10,489	$ 9,306
Risk-free interest rate	3.60%	0.00%
Expected volatility	49.60%	0.00%
Expected term (years)	6 years 1 month 6 days	0 days
Dividend yield	0.00%	0.00%
Restricted stock units
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expense	$ 5,264	$ 3,823
Performance restricted stock units
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expense	2,219	1,852
Employee share purchase plan
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expense	$ 350	$ 84
Risk-free interest rate	4.70%	0.00%
Expected volatility	54.80%	0.00%
Expected term (years)	1 year 3 months 18 days	0 years
Dividend yield	0.00%	0.00%